NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET INCOME PER SHARE
Schedule of earnings per share, basic and diluted

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	4,281,474	5,443,094	11,337,721
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,104,899,411	1,104,199,740	1,114,463,205
Net income per share attributable to ordinary shareholders of the Company - basic	3.88	4.93	10.17
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	4,281,474	5,443,094	11,337,721
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,104,899,411	1,104,199,740	1,114,463,205
Dilutive effect of share options and restricted share units	14,754,160	16,278,443	16,383,496
Weighted average number of ordinary shares outstanding - diluted	1,119,653,571	1,120,478,183	1,130,846,701
Net income per share attributable to ordinary shareholders of the Company - diluted	3.82	4.86	10.03